Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Non-current assets
Right-of-use-assets	$ 2,497,462	$ 3,176,522	$ 23,460
Property and equipment	218,183	277,507	34,513
Deferred tax assets	221,702	281,982	77,005
Investment in associate	39	49
Total Non-current assets	2,937,386	3,736,060	134,978
Current assets
Inventories	295,850	376,291	72,030
Trade and other receivables	7,651,065	9,731,390	2,005,219
Cash and cash equivalents	2,342,230	2,979,083	1,951,053
Deferred offering costs	25,000	31,798	1,588,024
Total Current assets	10,314,145	13,118,562	16,173,566
Total assets	13,251,531	16,854,622	16,308,544
Non-current liability
Borrowings	1,020,801	1,298,357	1,583,434
Current liabilities
Trade and other payables	5,435,180	6,913,006	2,575,949
Borrowings	1,667,677	2,121,119	2,706,356
Amount due to related parties	1,291,453	1,642,599	1,311,390
Amount due to a former director			111,459
Asset retirement obligation	11,795	15,000	15,000
Provision for income tax			443,315
Total liabilities	9,426,906	11,990,081	8,746,903
NET ASSETS	3,824,625	4,864,541	7,561,641
Capital attributable to equity holders of the Group
Share capital	25,609,109	34,208,562	24,455,178
Merger reserve arising from group restructuring	(18,362,500)	(24,455,170)	(24,455,170)
Retained earnings	(3,836,948)	(4,396,611)	7,561,633
Non-controlling interest	2,751	3,499
Translation reserve	412,213	(495,739)
Total equity	3,824,625	4,864,541	7,561,641
Total for all related parties [member]
Current assets
Amount due from related parties			$ 10,557,240